Cash and cash equivalents - Presented in currency (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 1,399,370	¥ 3,055,194	¥ 1,077,875	¥ 565,027
USD
Cash and cash equivalents in currencies
Cash and cash equivalents	72,093	1,459,069
RMB
Cash and cash equivalents in currencies
Cash and cash equivalents	554,781	1,369,401
HKD
Cash and cash equivalents in currencies
Cash and cash equivalents	763,126	212,444
SGD
Cash and cash equivalents in currencies
Cash and cash equivalents	7,335	6,889
IDR
Cash and cash equivalents in currencies
Cash and cash equivalents	473	4,129
MYR
Cash and cash equivalents in currencies
Cash and cash equivalents	164	¥ 3,262
PHP
Cash and cash equivalents in currencies
Cash and cash equivalents	¥ 1,398